Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Allowance For Loan Losses
Generic allowance	$ 77,260		$ 71,797		$ 72,976
Specific allowance	2,415		954		0
Total of allowance for loan losses	79,675		72,751		72,976	88,547
Loans
Loans with generic allowance	6,682,210		6,145,173
Loans with specific allowance	4,034		3,125
Total loans	6,686,244	[1]	6,148,298	[1]
Corporate [Member]
Allowance For Loan Losses
Generic allowance	40,482		30,562		32,488
Specific allowance	2,284		954		0
Total of allowance for loan losses	42,766		31,516		32,488	48,865
Loans
Loans with generic allowance	3,828,835		3,310,931
Loans with specific allowance	3,125		3,125
Total loans	3,831,960		3,314,056
Banking and Financial Institutions [Member]
Allowance For Loan Losses
Generic allowance	31,512		30,865		28,836
Specific allowance	0		0		0
Total of allowance for loan losses	31,512		30,865		28,836	30,523
Loans
Loans with generic allowance	2,370,936		2,259,991
Loans with specific allowance	0		0
Total loans	2,370,936		2,259,991
Middle Market Companies [Member]
Allowance For Loan Losses
Generic allowance	5,266		10,369		10,887
Specific allowance	131		0		0
Total of allowance for loan losses	5,397		10,369		10,887	8,952
Loans
Loans with generic allowance	482,439		574,107
Loans with specific allowance	909		0
Total loans	483,348		574,107
Sovereign [Member]
Allowance For Loan Losses
Generic allowance	0		1		765
Specific allowance	0		0		0
Total of allowance for loan losses	0		1		765	207
Loans
Loans with generic allowance	0		144
Loans with specific allowance	0		0
Total loans	$ 0		$ 144

[1]	Current ratings as of December 31, 2014 and 2013, respectively.